Calvert
Global Real Estate Fund
September 30, 2022
Schedule of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value
Australia — 2.2%
Dexus	6,293	$ 31,305
National Storage REIT	20,236	29,139
Shopping Centres Australasia Property Group	14,673	22,124
		$ 82,568
Belgium — 1.5%
Aedifica S.A.	496	$ 38,232
Warehouses De Pauw CVA	819	20,115
		$ 58,347
Canada — 2.4%
Chartwell Retirement Residences	3,783	$25,442
RioCan Real Estate Investment Trust	4,969	66,980
		$92,422
France — 0.7%
Klepierre S.A.	1,528	$26,565
		$26,565
Germany — 1.2%
Grand City Properties S.A.	2,091	$20,720
Vonovia SE	1,204	25,984
		$46,704
Hong Kong — 5.3%
Hongkong Land Holdings, Ltd.	10,500	$46,137
Link REIT	9,300	64,919
Sun Hung Kai Properties, Ltd.	5,500	60,699
Wharf Real Estate Investment Co., Ltd.	7,000	31,734
		$203,489
Japan — 8.7%
GLP J-REIT	36	$39,926
Japan Metropolitan Fund Investment Corp.	59	44,298
Japan Real Estate Investment Corp.	10	41,254
LaSalle Logiport REIT	19	21,256
Mitsubishi Estate Co., Ltd.	3,600	47,434
Mitsubishi Estate Logistics REIT Investment Corp.	7	21,854
Mitsui Fudosan Co., Ltd.	3,000	57,150
Nippon Building Fund, Inc.	13	57,206
		$330,378
Netherlands — 0.5%
Eurocommercial Properties NV	1,022	$20,232
		$20,232
Security	Shares	Value
Singapore — 2.6%
CapitaLand Integrated Commercial Trust	14,900	$ 19,820
City Developments, Ltd.	4,000	21,080
Digital Core REIT Management Pte, Ltd.	25,000	17,413
Suntec Real Estate Investment Trust	36,700	39,026
		$ 97,339
Spain — 1.1%
Inmobiliaria Colonial Socimi S.A.	2,934	$ 14,166
Merlin Properties Socimi S.A.	3,385	26,119
		$40,285
Sweden — 1.0%
Catena AB	709	$21,037
Fabege AB	2,669	18,130
		$39,167
United Kingdom — 4.4%
Derwent London PLC	1,160	$26,170
Empiric Student Property PLC	19,586	18,793
Helical PLC	3,492	13,945
Land Securities Group PLC	4,045	23,373
Safestore Holdings PLC	1,925	17,915
Segro PLC	5,900	49,229
UNITE Group PLC (The)	2,065	19,606
		$169,031
United States — 67.0%
Agree Realty Corp.	1,316	$88,935
American Tower Corp.	1,302	279,539
Americold Realty Trust, Inc.	1,825	44,895
AvalonBay Communities, Inc.	705	129,854
Brixmor Property Group, Inc.	2,883	53,249
Crown Castle, Inc.	533	77,045
Digital Realty Trust, Inc.	1,334	132,306
Duke Realty Corp.	1,157	55,767
Equity Residential	1,794	120,593
Extra Space Storage, Inc.	442	76,338
Federal Realty Investment Trust	534	48,124
Healthpeak Properties, Inc.	1,669	38,253
Host Hotels & Resorts, Inc.	2,310	36,683
Iron Mountain, Inc.	2,371	104,253
Kilroy Realty Corp.	681	28,677
Life Storage, Inc.	551	61,029
Mid-America Apartment Communities, Inc.	744	115,372
Prologis, Inc.	2,081	211,430
Public Storage	626	183,299
Realty Income Corp.	2,036	118,495

Calvert
Global Real Estate Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
RPT Realty	4,573	$ 34,572
SBA Communications Corp.	357	101,620
Simon Property Group, Inc.	543	48,734
SITE Centers Corp.	3,366	36,050
SL Green Realty Corp.	704	28,273
Sun Communities, Inc.	437	59,139
UDR, Inc.	976	40,709
Welltower, Inc.	2,696	173,407
Weyerhaeuser Co.	977	27,903
		$2,554,543
Total Common Stocks (identified cost $4,860,611)		$3,761,070

Short-Term Investments — 0.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(1)	29,003	$ 29,003
Total Short-Term Investments (identified cost $29,003)		$ 29,003

Total Investments — 99.3% (identified cost $4,889,614)	$3,790,073
Other Assets, Less Liabilities — 0.7%	$ 25,155
Net Assets — 100.0%	$3,815,228

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
At September 30, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Retail	14.8%
Residential	14.5
Industrial	12.7
Infrastructure REITs	12.0
Diversified	10.4
Self Storage	9.7
Office	8.2
Health Care	7.2
Data Centers	3.9
Specialty	2.7
Lodging/Resorts	1.0
Industrial/Office Mixed	0.8
Timber REITs	0.7
Total	98.6%

The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund’s investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $29,003, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$1,553,040	$(1,524,037)	$ —	$ —	$29,003	$398	29,003
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Calvert
Global Real Estate Fund
September 30, 2022
Schedule of Investments (Unaudited) — continued

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$82,568	$ —	$82,568
Belgium	—	58,347	—	58,347
Canada	92,422	—	—	92,422
France	—	26,565	—	26,565
Germany	—	46,704	—	46,704
Hong Kong	—	203,489	—	203,489
Japan	—	330,378	—	330,378
Netherlands	—	20,232	—	20,232
Singapore	—	97,339	—	97,339
Spain	—	40,285	—	40,285
Sweden	—	39,167	—	39,167
United Kingdom	—	169,031	—	169,031
United States	2,554,543	—	—	2,554,543
Total Common Stocks	$2,646,965	$1,114,105(1)	$ —	$3,761,070
Short-Term Investments	$29,003	$ —	$ —	$29,003
Total Investments	$2,675,968	$1,114,105	$ —	$3,790,073

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.
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